Average Annual Total Returns - Institutional - Vanguard Total World Stock Index Fund	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Return After Taxes on Distributions 1 Year	Institutional Shares Return After Taxes on Distributions 5 Years	Institutional Shares Return After Taxes on Distributions 10 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 1 Year	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 5 Years	FTSE Developed Asia Pacific Index (reflects no deduction for fees or expenses) 10 Years	FTSE All-World Index (reflects no deduction for fees or expenses) 1 Year	FTSE All-World Index (reflects no deduction for fees or expenses) 5 Years	FTSE All-World Index (reflects no deduction for fees or expenses) 10 Years	Spliced Total World Stock Index (reflects no deduction for fees or expenses) 1 Year	Spliced Total World Stock Index (reflects no deduction for fees or expenses) 5 Years	Spliced Total World Stock Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap Fair Value Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap Fair Value Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap Fair Value Index (reflects no deduction for fees or expenses) 10 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 1 Year	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 5 Years	FTSE Global All Cap ex US Index (reflects no deduction for fees or expenses) 10 Years
Total	16.72%	12.55%	9.40%	16.13%	11.90%	8.81%	10.13%	9.86%	7.55%	16.63%	12.55%		16.44%	12.63%	9.48%	16.63%	12.55%	9.46%	16.71%	12.60%		11.24%	9.07%	5.22%